ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC
ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

May 4, 2018

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of Credit Acceptance Corporation (the “Company”), solely to assist you in the proposed offering of Credit Acceptance Auto Loan Trust 2018-2. Credit Acceptance Corporation’s Management is responsible for the completeness, accuracy, and reliability of the information disclosed in the Data File (as defined herein). This agreed-upon procedure engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Board of Directors and management of Credit Acceptance Corporation and Wells Fargo Securities, LLC. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of March 31, 2018.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail instalment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records.

a.	Loan number

b.	Original amount financed

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U.S. member firm of Grant Thornton International Ltd

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

We were not engaged to and did not conduct an examination or review of the Data File, the objective of which would be the expression of an opinion or limited assurance on the financial information or part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC and is not intended to be, and should not be, used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Southfield, Michigan
May 4, 2018

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX8755	36	XXXX8513	71	XXXX0160
2	XXXX3804	37	XXXX3355	72	XXXX3243
3	XXXX5939	38	XXXX3062	73	XXXX9189
4	XXXX7131	39	XXXX7420	74	XXXX8013
5	XXXX3199	40	XXXX6770	75	XXXX5648
6	XXXX1431	41	XXXX0904	76	XXXX5462
7	XXXX1984	42	XXXX4497	77	XXXX2709
8	XXXX0199	43	XXXX9045	78	XXXX4656
9	XXXX3151	44	XXXX4818	79	XXXX7707
10	XXXX8267	45	XXXX2192	80	XXXX2165
11	XXXX9482	46	XXXX8319	81	XXXX2595
12	XXXX8057	47	XXXX8870	82	XXXX6359
13	XXXX3843	48	XXXX0249	83	XXXX4438
14	XXXX1157	49	XXXX4198	84	XXXX1128
15	XXXX0258	50	XXXX8082	85	XXXX0190
16	XXXX4047	51	XXXX1655	86	XXXX0188
17	XXXX1401	52	XXXX4557	87	XXXX4656
18	XXXX8447	53	XXXX8607	88	XXXX7537
19	XXXX3192	54	XXXX0789	89	XXXX3917
20	XXXX3555	55	XXXX0722	90	XXXX0539
21	XXXX8108	56	XXXX2748	91	XXXX4094
22	XXXX4259	57	XXXX6332	92	XXXX5684
23	XXXX9342	58	XXXX3025	93	XXXX5951
24	XXXX7295	59	XXXX2241	94	XXXX3623
25	XXXX0593	60	XXXX1145	95	XXXX0406
26	XXXX3584	61	XXXX8661	96	XXXX3878
27	XXXX5059	62	XXXX5285	97	XXXX6735
28	XXXX9174	63	XXXX1258	98	XXXX8941
29	XXXX7144	64	XXXX1919	99	XXXX5565
30	XXXX0949	65	XXXX2745	100	XXXX4033
31	XXXX1239	66	XXXX3372
32	XXXX1183	67	XXXX3617
33	XXXX4178	68	XXXX9768
34	XXXX9139	69	XXXX7871
35	XXXX4928	70	XXXX2274

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd